Stock Plans, Share-Based Payments and Warrants (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Shares, Granted	352,519	237,315
Weighted Average Grant Date Fair Value, Granted	$ 0.45	$ 0.56
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Shares, Nonvested	75,450	0
Shares, Granted	132,077	398,227
Shares, Vested	(75,450)	(264,770)
Shares, Forfeited		(58,007)
Shares, Nonvested	132,077	75,450
Weighted Average Grant Date Fair Value, Nonvested	$ 0.66	$ 0
Weighted Average Grant Date Fair Value, Granted	0.86	0.73
Weighted Average Grant Date Fair Value, Vested	0.66	0.71
Weighted Average Grant Date Fair Value, Forfeited		0.88
Weighted Average Grant Date Fair Value, Nonvested	$ 0.86	$ 0.66